Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of property and equipment
%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Summary of basic and diluted per share and per ADS

	Year ended December 31,
	2017	2016	2015

Net Loss	15,942	1,913	157
Basic and diluted loss per share (in USD)	(0.17)	(0.03)	(0.00)

Basic and diluted loss per ADS (in USD)	(0.84)	(0.14)	(0.02)

Weighted average number of shares outstanding used in computing basic and diluted loss per share - in thousands	94,401	67,311	35,884

Weighted average number of ADS outstanding used in computing basic and diluted loss per ADS - in thousands	18,880	13,462	7,177